STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIENCY (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
BALANCE	$ (274)		$ (1,685)		$ (5,429)
BALANCE, shares	74,915,937
CHANGES DURING PERIOD
Profit (Loss) for the year	(1,012)		824		1,089
Issuance of share capital and warrants (note 9a)	325	[1]	511	[2]
Issuance of share capital and warrants, shares (note 9a)			5,263,158
Issuance of debt beneficiary conversion feature	50		51
Revaluation of convertible loan and warrants	27
Share based compensation expenses	12		25		35
BALANCE	(872)		(274)		(1,685)
BALANCE, shares	80,798,290		74,915,937
Share Capital [Member]
BALANCE	16,939		15,556		15,556
BALANCE, shares	74,916,000		69,653,000		69,653,000
CHANGES DURING PERIOD
Profit (Loss) for the year
Issuance of share capital and warrants (note 9a)	1,615	[1]	1,383	[2]
Issuance of share capital and warrants, shares (note 9a)	5,882,000	[1]	5,263,000	[2]
Issuance of debt beneficiary conversion feature
Issuance of debt beneficiary conversion feature, shares
Revaluation of convertible loan and warrants
Share based compensation expenses
BALANCE	18,554		16,939		15,556
BALANCE, shares	80,798,000		74,916,000		69,653,000
Additional paid-in Capital [Member]
BALANCE	24,695		25,491		25,463
CHANGES DURING PERIOD
Profit (Loss) for the year
Issuance of share capital and warrants (note 9a)	(1,290)	[1]	(872)	[2]
Issuance of debt beneficiary conversion feature	50		51
Revaluation of convertible loan and warrants	27
Share based compensation expenses	12		25		35
BALANCE	23,494		24,695		25,491
Accumulated deficit [Member]
BALANCE	(41,908)		(42,732)		(46,448)
CHANGES DURING PERIOD
Profit (Loss) for the year	(1,012)		824		1,089
Issuance of share capital and warrants (note 9a)		[1]		[2]
Issuance of debt beneficiary conversion feature
Revaluation of convertible loan and warrants
Share based compensation expenses
BALANCE	$ (42,920)		$ (41,908)		$ (42,732)

[1]	Net of share issuance costs in the amount of $20.
[2]	Net of share issuance costs in the amount of $40.